LEASE LIABILITIES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
LEASE LIABILITIES

13 LEASE LIABILITIES

Set out below are the carrying amounts of lease liabilities and the movements during the years:

	2024	2025
	S$	S$

At beginning of year	6,324	31,290
Addition in the year	34,740	54,255
Currency realignment	23	2,560
Interest charged (Note 23)	629	2,597
Payment made	(10,426)	(17,643)
At end of year	31,290	73,059

Presentation on

Consolidated Statements of Financial Positions:

	2024	2025
	S$	S$

Current	8,262	19,598
Non-current	23,028	53,461
Total	31,290	73,059

The effective interest rate applied to the lease liabilities recognized in the statements of financial positions is 6.64% (2023: 4.73%) per annum.

Lease liabilities consist a financial lease secured over a motor vehicle, and operating leases for an office premises and a laboratory which are recognized as right-of-use assets classified within “property, plant and equipment”.

Total cash outflow for leases amounts to S$22,910 (2024: S$13,641) (including low-value assets rental).

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025